FAIR VALUE MEASUREMENT - Carrying value (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
FAIR VALUE MEASUREMENT
Impairment charges for property, plant and equipment	$ 6,084	$ 11,854	$ 21,866
Carrying value of long-term borrowings	523,634	446,090
Convertible notes	224,675	223,214
Impairment loss of project assets	$ 17,152	$ 369	$ 20,194